The Company and basis of presentation (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 30, 2024	Jun. 30, 2025 EUR (€) item	Jun. 30, 2024	Jun. 01, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Basis of presentation
Effective tax rate (as a percent)	22.30%	29.20%	23.20%	27.90%
Number of groups of CGUs for each operating segment | item			1
Number of years of budget			3 years
Goodwill	€ 13,620,743		€ 13,620,743		€ 14,035,273	€ 15,170,652
Increase (decrease) in market capitalization			10.00%
Market capitalization	14,274,564		€ 14,274,564			12,957,138
Increase (decrease) in FME AG shareholders' equity			(9.00%)
Total FME AG shareholders' equity	13,270,911		€ 13,270,911			€ 14,576,563
Care Delivery
Basis of presentation
Maximum number of projection years			10 years
Goodwill	€ 11,257,351		€ 11,257,351		11,613,650
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	9.09%		9.09%
After-tax WACC	7.43%		7.43%
Excess of recoverable amount over carrying amount	€ 5,630,780		€ 5,630,780
Care Delivery | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.025		0.025
Care Delivery | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0172		0.0172
Care Delivery | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.084)		(0.084)
Care Delivery | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0263)		(0.0263)
Value-Based Care
Basis of presentation
Maximum number of projection years			5 years
Goodwill	€ 369,606		€ 369,606		382,025
Residual value growth	2.80%		2.80%
Pre-tax weighted average cost of capital (WACC)	9.40%		9.40%
After-tax WACC	7.99%		7.99%
Excess of recoverable amount over carrying amount	€ 653,556		€ 653,556
Value-Based Care | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.1779		0.1779
Value-Based Care | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.144		0.144
Value-Based Care | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(1.0268)		(1.0268)
Value-Based Care | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0164)		(0.0164)
Care Enablement
Basis of presentation
Maximum number of projection years			10 years
Goodwill	€ 1,993,786		€ 1,993,786		€ 2,039,598
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	6.25%		6.25%
After-tax WACC	4.90%		4.90%
Excess of recoverable amount over carrying amount	€ 7,373,129		€ 7,373,129
Care Enablement | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0411		0.0411
Care Enablement | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0287		0.0287
Care Enablement | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.1225)		(0.1225)
Care Enablement | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0484)		(0.0484)